SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Operating segments [Abstract]
Schedules of segment information
Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2024	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$770	$381	$80	$3	$4	$302
Cortez[2]	385	167	57	3	1	157
Turquoise Ridge[2]	268	143	42	2	—	81
Pueblo Viejo[2]	314	150	63	1	2	98
Loulo-Gounkoto[2]	404	136	62	—	10	196
Kibali	189	71	36	—	(2)	84
Lumwana	219	102	70	—	10	37
North Mara[2]	140	76	18	—	3	43
Bulyanhulu[2]	129	58	16	—	2	53
Other Mines[2]	530	287	65	3	6	169
Reportable segment total	$3,348	$1,571	$509	$12	$36	$1,220
Share of equity investees	(189)	(71)	(36)	—	2	(84)
Segment total	$3,159	$1,500	$473	$12	$38	$1,136

Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2023	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$779	$404	$91	$7	$2	$275
Cortez[2]	359	178	67	5	1	108
Turquoise Ridge[2]	232	129	43	2	—	58
Pueblo Viejo[2]	258	117	60	1	3	77
Loulo-Gounkoto[2]	344	139	60	2	4	139
Kibali	172	70	41	—	1	60
Lumwana	189	117	59	10	3	—
North Mara[2]	149	72	19	—	7	51
Bulyanhulu[2]	119	56	15	—	1	47
Other Mines[2]	392	245	56	2	16	73
Reportable segment total	$2,993	$1,527	$511	$29	$38	$888
Share of equity investees	(172)	(70)	(41)	—	(1)	(60)
Segment total	$2,821	$1,457	$470	$29	$37	$828
Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2024	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$1,482	$766	$163	$6	$6	$541
Cortez[2]	798	353	132	4	3	306
Turquoise Ridge[2]	479	280	79	3	—	117
Pueblo Viejo[2]	604	298	125	2	4	175
Loulo-Gounkoto[2]	765	275	129	—	22	339
Kibali	341	129	64	—	—	148
Lumwana	382	210	130	—	12	30
North Mara[2]	254	150	36	—	8	60
Bulyanhulu[2]	235	114	31	—	3	87
Other Mines[2]	912	511	112	6	11	272
Reportable segment total	$6,252	$3,086	$1,001	$21	$69	$2,075
Share of equity investees	(341)	(129)	(64)	—	—	(148)
Segment total	$5,911	$2,957	$937	$21	$69	$1,927

Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2023	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$1,290	$734	$154	$15	$4	$383
Cortez[2]	784	382	158	7	3	234
Turquoise Ridge[2]	486	268	93	3	—	122
Pueblo Viejo[2]	549	237	124	2	4	182
Loulo-Gounkoto[2]	665	283	131	2	5	244
Kibali	299	136	66	—	4	93
Lumwana	360	247	103	17	5	(12)
North Mara[2]	307	136	38	—	26	107
Bulyanhulu[2]	230	114	31	—	17	68
Other Mines[2]	786	496	127	4	36	123
Reportable segment total	$5,756	$3,033	$1,025	$50	$104	$1,544
Share of equity investees	(299)	(136)	(66)	—	(4)	(93)
Segment total	$5,457	$2,897	$959	$50	$100	$1,451
[1]Includes accretion expense, which is included within finance costs in the consolidated statement of income. For the three months ended June 30, 2024, accretion expense was $14 million (2023: $12 million) and for the six months ended June 30, 2024, accretion expense was $27 million (2023: $24 million).
[2]Includes non-controlling interest portion of revenues, cost of sales and segment income for the three months ended June 30, 2024 for Nevada Gold Mines $603 million, $369 million, $228 million (2023: $578 million, $390 million, $179 million), Pueblo Viejo $127 million, $84 million, $42 million (2023: $105 million, $70 million, $35 million), Loulo-Gounkoto $81 million, $40 million, $40 million (2023: $69 million, $40 million, $28 million), North Mara and Bulyanhulu $43 million, $27 million, $16 million (2023: $43 million, $26 million, $17 million), and Tongon $13 million, $10 million, $2 million (2023: $11 million, $7 million, $2 million) and for the six months ended June 30, 2024 for Nevada Gold Mines $1,175 million, $750 million, $414 million (2023: $1,083 million, $769 million, $299 million), Pueblo Viejo $245 million, $168 million, $76 million (2023: $221 million, $143 million, $77 million), Loulo-Gounkoto $153 million, $81 million, $69 million (2023: $133 million, $83 million, $50 million), North Mara and Bulyanhulu $78 million, $53 million, $24 million (2023: $86 million, $51 million, $29 million) and Tongon $21 million, $18 million, $3 million (2023: $22 million, $16 million, $5 million), respectively.
Reconciliation of Segment Income to Income Before Income Taxes

	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Segment income	$1,136	$828	$1,927	$1,451
Other revenue	3	12	(2)	19
Other cost of sales/amortization	(6)	(10)	(21)	(22)
Exploration, evaluation and project expenses not attributable to segments	(85)	(72)	(171)	(122)
General and administrative expenses	(32)	(28)	(60)	(67)
Other income (expense) not attributable to segments	(56)	6	(55)	4
Impairment charges	(1)	(22)	(18)	(23)
Loss (gain) on currency translation	(5)	12	(17)	(26)
Closed mine rehabilitation	9	13	11	(9)
Income from equity investees	115	58	163	111
Finance costs, net (includes non-segment accretion)	(37)	(32)	(55)	(78)
Gain on non-hedge derivatives	—	1	—	2
Income before income taxes	$1,041	$766	$1,702	$1,240

Capital Expenditures Information	Segment capital expenditures[1]
	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Carlin	$226	$143	$429	$263
Cortez	99	115	193	201
Turquoise Ridge	26	23	56	50
Pueblo Viejo	93	119	150	246
Loulo-Gounkoto	100	91	174	195
Kibali	36	25	61	44
Lumwana	114	72	193	124
North Mara	27	45	71	85
Bulyanhulu	30	23	61	43
Other Mines	64	54	114	115
Reportable segment total	$815	$710	$1,502	$1,366
Other items not allocated to segments	46	92	78	133
Total	$861	$802	$1,580	$1,499
Share of equity investees	(36)	(25)	(61)	(44)
Total	$825	$777	$1,519	$1,455
[1]Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the Consolidated Statements of Cash Flow are presented on a cash basis. For the three months ended June 30, 2024, cash expenditures were $819 million (2023: $769 million) and the increase in accrued expenditures was $6 million (2023: $8 million increase). For the six months ended June 30, 2024, cash expenditures were $1,547 million (2023: $1,457 million) and the decrease in accrued expenditures was $28 million (2023: $2 million decrease).